Staff expenses - Summary of changes in share awards (Details) - Share awards [Member]	12 Months Ended
	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Opening balance | shares	3,857,048	5,854,999	7,222,279
Share awards granted | shares	3,864,951	2,170,654	4,100,993
Share awards, Performance effect | shares			341,623
Share awards, Vested | shares	3,690,340	3,945,020	5,565,093
Share awards, Forfeited | shares	(153,440)	(223,585)	(244,803)
Options outstanding, Closing balance | shares	3,878,219	3,857,048	5,854,999
Weighted average grant date fair value, Opening balance | € / shares	€ 11.14	€ 11.62	€ 11.46
Weighted average grant date fair values, Granted | € / shares	5.12	10.04	12.5
Weighted average grant date fair value, Performance effect | € / shares		11.12	11.65
Weighted average grant date fair value, Vested | € / shares	9.01	11.23	12.05
Weighted average grant date fair value, Forfeited | € / shares	8.55	11.39	11.52
Weighted average grant date fair value, Closing balance | € / shares	€ 7.25	€ 11.14	€ 11.62